Cover	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Entity Registrant Name	Golden Sun Technology Group Limited
Entity Central Index Key	0001826376
Current Fiscal Year End Date	--09-30
Entity File Number	001-41425
Document Fiscal Period Focus	Q2